Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, subtotal	$ 1,141,810	$ 146,700	$ 1,099,126
Less: accumulated depreciation	(989,263)	(127,101)	(934,081)
Total	152,547	19,599	165,045
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, subtotal	229,624	29,502	229,624
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, subtotal	102,000	13,105	102,000
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, subtotal	$ 810,186	$ 104,093	$ 767,502